Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Current assets
Cash	$ 4,350,000		$ 2,161,000		$ 14,486,000
Restricted cash			1,839,000
Accounts receivable, net	64,000		2,000		442,000
Contract assets, net	450,000
Deposits	3,000,000		36,000,000		25,125,000
Note receivable, current	156,000
Investment in M2i	1,910,000
Prepaids and other current assets	655,000		1,031,000
Current assets - discontinued operations	749,000		2,281,000
Total current assets	11,334,000		43,314,000		46,498,000
Property and equipment, net	341,000		680,000		846,000
Operating lease, right-of-use assets	139,000		167,000
Deposits	65,000		300,000		15,250,000
Forward purchase agreement					2,982,000
Restricted cash					2,237,000
Intangibles, net					1,391,000
Goodwill					635,000
Note receivable, non-current	1,711,000
Non-current assets - discontinued operations			1,838,000		1,873,000
TOTAL ASSETS	13,590,000		46,299,000		71,712,000
Current liabilities
Accounts payable and accrued expenses	2,662,000		5,452,000		4,255,000
Convertible note, net of discount	3,066,000		4,050,000
Related party loan					1,000,000
Operating lease liability	42,000		39,000
Merger transaction costs payable in shares					4,250,000
Credit facility and other loans			28,855,000
Customer deposits and deferred revenue	1,909,000		11,386,000		2,831,000
Current liabilities - discontinued operations	1,710,000		12,418,000		15,194,000
Total current liabilities	9,389,000		62,200,000		47,637,000
Deferred income tax liability					305,000
Operating lease liability, non-current	96,000		128,000
Credit facility, non-current					8,054,000
Non-current liabilities - discontinued operations			305,000		965,000
Total Liabilities	9,485,000		62,633,000		56,961,000
Commitments and contingencies
Stockholders’ (deficit)
Common stock, authorized 1,000,000,000 shares, $.001 par value, 581,704,525 and 514,333,691 shares issued and outstanding at November 30, 2024 ended November 30, 2023, respectively	5,000		5,000		3,000
Additional paid in capital	97,205,000		87,968,000		78,410,000
Stock subscriptions receivable
Accumulated (deficit)	(93,105,000)		(104,307,000)		(63,662,000)
Total stockholders’ (deficit)	4,105,000		(16,334,000)		14,751,000
Total liabilities and stockholders’ (deficit)	$ 13,590,000		46,299,000		71,712,000
M2i Global Inc [Member]
Current assets
Cash		$ 243,929		$ 80,281		$ 48,197
Prepaids and other current assets		166,937		5,139
Total current assets		410,867		85,420		48,197
TOTAL ASSETS		410,867		85,420		48,197
Current liabilities
Loan payable - D&O insurance		17,579
Convertible note, net of discount		270,000		270,000		250,000
Promissory Note		302,960		302,960
Related party loan				36,050		600,000
Total current liabilities		3,428,421		2,617,892		1,087,143
Total Liabilities		3,428,421		2,617,892		1,087,143
Commitments and contingencies
Stockholders’ (deficit)
Preferred stock, authorized 100,000 shares, $.001 par value, 100,000 and 100,000 shares issued and outstanding, respectively		100		100		100
Common stock, authorized 1,000,000,000 shares, $.001 par value, 581,704,525 and 514,333,691 shares issued and outstanding at November 30, 2024 ended November 30, 2023, respectively		691,529		581,705		514,334
Treasury stock		(435,000)		(435,000)		(435,000)
Additional paid in capital		6,956,393		3,321,905		995,541
Accumulated (deficit)		(10,230,576)		(6,001,182)		(2,113,921)
Total stockholders’ (deficit)		(3,017,554)		(2,532,472)		(1,038,946)
Total liabilities and stockholders’ (deficit)		410,867		85,420		48,197
Nonrelated Party [Member]
Current liabilities
Credit facility and other loans					20,107,000
Nonrelated Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses		1,537,279		1,058,726		175,047
Related Party [Member] | M2i Global Inc [Member]
Current liabilities
Accounts payable and accrued expenses		$ 1,300,603		$ 950,156		$ 62,096
Previously Reported [Member]
Current assets
Cash			2,161,000
Restricted cash			1,839,000
Accounts receivable, net			2,000
Deposits			36,000,000
Prepaids and other current assets			1,070,000		1,873,000
Current assets - discontinued operations			2,242,000		$ 4,572,000
Total current assets			43,314,000
Property and equipment, net			683,000
Operating lease, right-of-use assets			167,000
Deposits			300,000
Forward purchase agreement
Restricted cash
Intangibles, net			1,200,000
Goodwill			635,000
Non-current assets - discontinued operations
TOTAL ASSETS			46,299,000
Current liabilities
Accounts payable and accrued expenses			5,710,000
Convertible note, net of discount			4,050,000
Related party loan
Operating lease liability			39,000
Merger transaction costs payable in shares
Credit facility and other loans
Customer deposits and deferred revenue			11,538,000
Current liabilities - discontinued operations			12,008,000
Total current liabilities			62,200,000
Deferred income tax liability			305,000
Operating lease liability, non-current			128,000
Credit facility, non-current
Non-current liabilities - discontinued operations
Total Liabilities			62,633,000
Stockholders’ (deficit)
Common stock, authorized 1,000,000,000 shares, $.001 par value, 581,704,525 and 514,333,691 shares issued and outstanding at November 30, 2024 ended November 30, 2023, respectively			5,000
Additional paid in capital			87,968,000
Stock subscriptions receivable
Accumulated (deficit)			(104,307,000)
Total stockholders’ (deficit)			(16,334,000)
Total liabilities and stockholders’ (deficit)			46,299,000
Previously Reported [Member] | Nonrelated Party [Member]
Current liabilities
Credit facility and other loans			$ 28,855,000